Description of Organization and Business Operations - Additional Information (Detail) - USD ($)						3 Months Ended	5 Months Ended
	Mar. 25, 2021	Jan. 07, 2021	Nov. 27, 2020	Nov. 23, 2020	Jul. 30, 2020	Mar. 31, 2021	Dec. 31, 2020
Nature Of Organization And Business Operations [Line Items]
Stock issued during the period shares new issues			16,377,622
Proceeds from initial public offering							$ 160,500,696
Adjustment to additional paid in capital stock issuance costs							8,619,144
Cash in hand						$ 1,186,528	1,295,380
Payment to acquire restricted investments			$ 166,232,863
Term of restricted investments			185 days
Investment per share in restricted investment			$ 10.15
Time limit for completion of business combination			18 months
Networth needed to effect business combination			$ 5,000,001
Percentage of public shareholding that can be redeemed without any restriction			15.00%
Percentage of public shareholding to be redeemed in case business combination is not consummated			100.00%
Estimated expenses payable on dissolution			$ 100,000
Stock shares issued during the period for services value							25,000
Proceeds from related party debt							$ 30,000
Public shareholding redeemable in case of non occurrence of business combination period							18 months
Offering costs in transaction costs on the Statement of Operations							$ 1,021,001
Offering costs in transaction costs on equity							8,619,144
Merger Agreement [Member] | Cosmos Intermediate, LLC [Member]
Nature Of Organization And Business Operations [Line Items]
Cash Consideration	$ 75,000,000
Class Of warrant or right,Issued per warrant	1
Number of warrants issued for consideration	2,000,000
Subscription Agreement [Member] | PIPE Financing [Member]
Nature Of Organization And Business Operations [Line Items]
Proceeds from issuance of common stock	$ 100,000,000
Sponsor [Member]
Nature Of Organization And Business Operations [Line Items]
Stock shares issued during the period for services value					$ 25,000	25,000	25,000
Sponsor [Member] | Promissory Note [Member]
Nature Of Organization And Business Operations [Line Items]
Proceeds from related party debt						$ 30,000	30,000
IPO [Member]
Nature Of Organization And Business Operations [Line Items]
Stock issued during the period shares new issues			16,377,622	2,250,000
Adjustment to additional paid in capital stock issuance costs			$ 9,640,145				9,640,145
Underwriting discount			3,275,524				3,275,524
Deferred underwriting fees			5,732,168				5,732,168
Other offering costs			$ 632,453				$ 632,453
Over-Allotment Option [Member]
Nature Of Organization And Business Operations [Line Items]
Stock issued during the period shares new issues			1,377,622
Minimum [Member]
Nature Of Organization And Business Operations [Line Items]
Percentage of the assets in trust account of the prospective acquire			80.00%
Equity method investment ownership percentage			50.00%
Common Class A [Member]
Nature Of Organization And Business Operations [Line Items]
Common stock par value			$ 0.0001			$ 0.0001	$ 0.0001
Proceeds from initial public offering			$ 163,776,220
Share Price						12.00	12.00
Common Class A [Member] | Merger Agreement [Member] | Cosmos Intermediate, LLC [Member]
Nature Of Organization And Business Operations [Line Items]
Number of shares issued for consideration	37,200,000
Share Price	$ 0.0001
Common Class A [Member] | Subscription Agreement [Member]
Nature Of Organization And Business Operations [Line Items]
Stock issued during the period shares new issues	10,000,000
Share Price	$ 10.00
Common Class A [Member] | IPO [Member]
Nature Of Organization And Business Operations [Line Items]
Stock issued during the period shares new issues			16,377,622
Class of warrants or rights exercise price			$ 11.50
Sale of stock issue price per share			$ 10.00
Common Class A [Member] | Over-Allotment Option [Member]
Nature Of Organization And Business Operations [Line Items]
Stock issued during the period shares new issues			1,377,622
Common Class A [Member] | Minimum [Member]
Nature Of Organization And Business Operations [Line Items]
Temporary equity redemption price per share			$ 10.15
Common Class B [Member]
Nature Of Organization And Business Operations [Line Items]
Common stock par value						$ 0.0001	$ 0.0001
Common Class B [Member] | Over-Allotment Option [Member]
Nature Of Organization And Business Operations [Line Items]
Forfeited of Shares		$ 218,094
Sponsor Private Placement Warrants [Member] | Private Placement [Member]
Nature Of Organization And Business Operations [Line Items]
Class of warrants or rights issued during the period shares			7,292,541
Class of warrants or rights issued during the period values			$ 7,292,541
Jefferies Private Warrants [Member] | Private Placement [Member]
Nature Of Organization And Business Operations [Line Items]
Class of warrants or rights issued during the period shares			439,627
Class of warrants or rights issued during the period values			$ 439,627
Sponsor And Jefferies Private Placement Warrants [Member] | Private Placement [Member]
Nature Of Organization And Business Operations [Line Items]
Class of warrants or rights issue price per share			$ 1.00